SCHEDULE OF DEFERRED TAX ASSET AND LIABILITIES (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Net operating losses	$ 4,104,711
Accrued expenses	26,531
Stock options	773,581
ROU Liability	60,262
Intangibles – Oil and Gas Properties	1,826,218
Asset Retirement Obligations	28,186
Bad debt	153,426
Consulting fees	416,643
Total deferred tax assets	7,389,558
ROU Assets	(65,039)
Depreciation	(657,304)
Total deferred tax liabilities	(722,343)
Total deferred tax liabilities before valuation allowance	6,667,215
Valuation allowance	(6,667,215)
Net deferred tax assets/liabilities